Simple Agreement for Future Equity (“SAFE”) (Tables)	12 Months Ended
Jun. 30, 2023
Simple Agreement for Future Equity Safe [Abstract]
Schedule of Financial Instruments	The following table presents the changes in Level 3 financial instruments as of June 30 of each year:
	2023	2022	2021	2020
At the beginning	$2,860,000	$—	$—	$—
Additions	—	2,000,000	—	—
Results on the change of Fair Value of the SAFE(i)	313,346	860,000	—	—
SAFE Capitalization	(3,173,346)	—	—	—
At the end	$—	$2,860,000	$—	$—

(i)      The result due to the change in the fair value of the SAFE was included in “Other financial Results”.